Long-Term Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2018
Long-term Debt, Current Maturities [Abstract]
Long-term debt	$ 1,915,900,000	$ 1,906,200,000
Principal outstanding	1,862,500,000	1,857,500,000
Back end fees due to PPL and Keppel on Delivery of rigs	42,800,000	42,800,000
Effective interest rate adjustments on PPL and Keppel delivery Financing	17,100,000	13,400,000
Deferred finance charges	(6,500,000)	(7,500,000)
Hayfin Loan Facility
Long-term Debt, Current Maturities [Abstract]
Long-term debt	197,000,000.0	195,000,000.0
Principal	195,000,000
Back end fees due to PPL and Keppel on Delivery of rigs	2,000,000
Syndicated Senior Secured Credit Facilities
Long-term Debt, Current Maturities [Abstract]
Long-term debt	272,700,000	270,000,000.0
Back end fees due to PPL and Keppel on Delivery of rigs	2,700,000
New Bridge Facility
Long-term Debt, Current Maturities [Abstract]
Long-term debt	30,300,000	30,000,000.0
Back end fees due to PPL and Keppel on Delivery of rigs	300,000
Convertible Bonds
Long-term Debt, Current Maturities [Abstract]
Long-term debt	350,000,000.0	350,000,000.0
Principal	350,000,000		$ 350,000,000
Delivery Financing from PPL
Long-term Debt, Current Maturities [Abstract]
Long-term debt	753,300,000	753,300,000
Keppel Rigs
Long-term Debt, Current Maturities [Abstract]
Long-term debt	$ 259,200,000	$ 259,200,000